Share Capital and Earnings Per Share - Summary of Further Information on Preferred Shares Outstanding (Parenthetical) (Detail) - CAD ($)		12 Months Ended
	Jun. 20, 2019	Dec. 31, 2019
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate		Floating
Class 1, Series 4 Preferred shares [Member] | If redeemed on June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share		$ 25.00
Class 1, Series 4 Preferred shares [Member] | If redeemed after June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share		$ 25.50
Class 1, Series 4 Preferred shares [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Basis spread on dividend rate		1.41%
Floating dividend rate, description		three-month Government of Canada Treasury bill yield plus 1.41%.
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		1.41%
Class 1, Series 5 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.90%
Class 1, Series 7 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		3.13%
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.86%
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.61%
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.22%
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate	3.786
Specified yield percentage		2.16%
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.36%
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.30%
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		4.97%
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		3.83%
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage		2.55%
Non-cumlative share issued		$ 25
Proceeds from issuance of preferred stock, Gross		$ 250
Number of shares, issued		10